LEASE RIGHTOFUSE ASSETS AND LEASE LIABILITIES (Details 1) - USD ($)	Nov. 30, 2022	Aug. 31, 2022	Aug. 31, 2021
LEASE RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
Finance lease liability	$ 70,728	$ 75,651	$ 92,851
Less: current portion	(13,564)	(18,487)	(17,086)
Long term portion	$ 57,164	$ 57,164	$ 75,765